Note 21 - Prepayments (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about prepayments [text block]
	2021	2020

Suppliers - South Africa	1,552	846
- Zimbabwe	1,766	1,073
Solar (note 18)	2,951	–
Other prepayments	661	55
	6,930	1,974